SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) item	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 CNY (¥) item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Feb. 28, 2022	Jan. 01, 2021 CNY (¥)
Accounting Policies
Closing foreign exchange rate of CNY per US$1.00	6.8972					6.8972
Equity securities measured at fair value using alternate measurement	¥ 228,772		¥ 207,166		¥ 126,583	$ 33,169
Unrealized losses (downward adjustments) recognized	0	$ 0	0		0
Equity securities without readily determinable fair value, upward price adjustment	22,452	3,255	82,492		14,301
Impairment of long lived assets	0
Advertising expenses	9,512	1,379	24,070		15,348
Employee benefit expenses	431,929	62,624	310,126		126,784
Cash Consideration Paid	63,356	9,186	52,493	$ 8,237	14,650
Equity method investment, realized gain loss on disposal	22,683	$ 3,289	10,363	$ 1,626
Accumulated deficit	(10,102,236)		(7,451,029)			(1,464,687)		¥ 5,684
Cumulative unrealized gains	¥ 119,245		¥ 96,793		14,301	$ 17,289
Percentage of ownership interest in equity investments without readily determinable fair value							15.63%
Number of reporting units | item	2	2	2	2
intangible assets with indefinite lives	¥ 0		¥ 0
VIEs and their subsidiaries
Accounting Policies
Payment or prepayment of service fees	¥ 18,473,000	$ 2,678,000	¥ 20,157,000		¥ 24,869,000